DIRECT HOSPITALITY EXPENSE	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about investment property [abstract]
DIRECT HOSPITALITY EXPENSE
DIRECT HOSPITALITY EXPENSE
The components of direct hospitality expense are as follows:

(US$ Millions) Years ended Dec. 31,	2017	2016	2015
Employee compensation and benefits	$287	$283	$290
Cost of food, beverage, and retail goods sold	243	238	183
Maintenance and utilities	127	102	77
Marketing and advertising	55	57	42
Other	367	356	310
Total direct hospitality expense	$1,079	$1,036	$902